EQUITY-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
EQUITY-BASED COMPENSATION

NOTE 11 – EQUITY-BASED COMPENSATION

TIP Inc. Restricted Share Units:

In June 2017, TIP Inc. granted a total of 1,416,214 restricted share units (“RSUs” or “Awards”) to officers and employees under plans pursuant to which vesting is subject to meeting certain performance or time-based criteria. The Awards had a grant date fair value of $9.8 million based on price per Common Share of $6.94 on the date of the grant. RSUs entitle the grantee to receive Common Shares at the end of a specified vesting period, subject to continued service through the applicable vesting date, and certain Company performance obligations for performance-based awards. The maximum number of Common Shares that may be issued under TIP Inc.’s Restricted Share Unit Plan as of December 31, 2017 is 6,261,003 shares, which is equal to 7.5% of the combined issued and outstanding Common Shares and Class C Units.

A portion of the RSU grants consisted of time-based awards that were made to retain certain senior officers of the Company. They vest over a three-year employment period, with half of the RSUs vesting in the first year and one-quarter of the RSUs vesting in each the following two years. Additionally, officers were granted RSUs that combine time-based elements with performance-based elements, which entitle the holder to receive a number of Common Shares that varies based on the Company’s performance against the revenues or EBITDA performance goals for calendar year 2017. The estimated equity-based compensation expense attributable to performance-based RSUs is updated quarterly. The total number of RSUs granted includes these performance-based awards and assumes that the performance goals will be achieved. The number of RSUs is updated upon completion of each applicable fiscal year when a final determination is made as to whether the performance goals have been achieved. These performance-based RSUs vest on a straight-line basis over a four-year employment period. The remaining RSUs were granted to officers and employees as time-based awards, which vest on a straight-line basis over a four-year service period.

Equity-based compensation expense is generally recognized on a straight-line basis over the requisite service period; however, exceptions include awards with an accelerated vesting schedule and updated estimates of achievement against performance goals for performance-based awards.

During fiscal year 2017, the Company recorded $1.6 million in compensation expense related to RSUs recognized in General and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss. As of December 31, 2017, total unvested RSUs were reduced by 287,166 units due to the cancellation of previously issued performance-based RSUs as a result of performance targets not being achieved. As of December 31, 2017, there were 1,129,048 outstanding unvested RSUs and unrecognized compensation expense relating to these unvested RSUs was approximately $6.3 million, which reflects time-based vesting along with the impact of cancelling certain performance-based awards. The Company expects to recognize the cost for unvested RSUs over a weighted-average period of 2.8 years.

Restricted Class C Units:

At December 31, 2016, the Company granted the equivalent of 192,130 Class C Units to an employee of the Company (the “Restricted Class C Units”), all of which were outstanding and unvested as of December 31, 2017. The value of the Restricted Class C Units was estimated at $1.5 million based on the fair value on the grant date. The Restricted Class C Units vest over 4 years, with one-fourth of the award vesting on the day following each anniversary date of the award based on the employee’s continued service. There are no voting rights or rights to receive distributions prior to vesting for unvested Restricted Class C Units.

During fiscal year 2017, the Company recorded $0.4 million in compensation expense related to the Restricted Class C Units recognized in General and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss. As of December 31, 2017, the Company had total unrecognized compensation costs related to this award of $1.1 million. The Company expects to recognize this cost over a remaining weighted-average period of 3 years.

2degrees Option Plans:

2degrees awards service-based share options (the “Options”) to employees under various plans (the “2degrees Option Plan”) whose vesting is subject to meeting a required service period of up to three years. Approximately 24.4 million Options were outstanding as of December 31, 2017. The Options enable the holders to acquire non-voting ordinary shares of 2degrees common stock once exercised. These options are classified as equity awards and valued based on the fair value of the underlying 2degrees shares at the date of grant.

As of December 31, 2016, 30.0 million Options were outstanding under the 2degrees Option Plan, of which 26.4 million Options were equity-classified awards and 3.6 million Options were liability-classified awards. The 3.6 million Options were liability-classified awards as the Option holders had the right to require 2degrees to repurchase exercised Options for cash equal to the fair value at the date of repurchase. As such, the liability was remeasured each reporting period based on the fair value of the underlying 2degrees shares at each balance sheet date. At December 31, 2016, the liability-classified awards of $2.9 million were included in Other current liabilities and accrued expenses on the Consolidated Balance Sheets. During the year ended December 31, 2017, these Options were settled for a total of $2.2 million, net of partial payment at the grant date and taxes. Those Options are characterized as redeemed options in 2017 in the table below.

The following table summarizes the range of assumptions used in the Black-Scholes model for options granted in the years ended December 31, 2016 and 2015. There were no options granted in the year ended December 31, 2017.

	2016	2015
Expected term (in years)	2.82 - 4.32	3.03 - 4.79
Risk free interest rate	3.01%	2.99% - 3.01%
Volatility	25%	25%
Dividend yield	0%	0%

The expected term of the Options was determined based upon the historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations of future option holder behavior. The risk-free interest rates used were based on the implied yield currently available in New Zealand Government bonds, adjusted for semi-annual coupons and converted to continuously compounded rates, at maturity with a term equivalent to the remaining life of the Options as of the date of the valuation. Expected volatility was based on average volatilities of publicly traded peer companies over the expected term. 2degrees has not paid dividends in the past and does not currently have plans to pay dividends.

The following table provides the outstanding Options as of December 31, 2017 and the changes in the period:

	Options	Weighted- Average Exercise Price per Unit	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	30,006,045	$1.31
Redeemed	(4,047,722)	1.02
Forfeited	(1,538,323)	1.07

Outstanding at December 31, 2017	24,420,000	$1.38	3.5	$10,348

Exercisable at December 31, 2017	19,295,000	$1.34	3.0	$8,959

The weighted-average grant date fair value of options granted during the years 2016 and 2015 were $0.39 and $0.35, respectively. There were no options granted during the year ended December 31, 2017. The total intrinsic value of options redeemed or exercised during the years ended December 31, 2017, 2016 and 2015 was $3.2 million, $1.2 million and $0.2 million, respectively.

Certain participants were required to make a partial payment from $0.01 to $0.10 per share (depending on the plan) at the date of grant, which is fully refundable upon forfeiture of the related Options. 2degrees retains the partial payments as a liability until such Options are exercised. The liability of $0.3 million and $0.3 million as of December 31, 2017 and December 31, 2016, respectively, is included in Other current liabilities and accrued expenses on the Consolidated Balance Sheets.

During 2014, the Board of Directors of 2degrees and the holder of the then 4.3 million liability-classified awards agreed to terms to settle those options for $1.3 million, which approximated the intrinsic value of those awards. Of the $1.3 million, $0.8 million was paid during the year ended December 31, 2016, and the remaining $0.5 million was paid during the year ended December 31, 2017. The $0.5 million balance was included in Other current liabilities and accrued expenses as of December 31, 2016.

Total equity-based compensation for the 2degrees Option Plan, net of forfeitures, of $0.8 million, $2.7 million and $1.3 million was recognized in General and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss for the years ended December 31, 2017, 2016, 2015, respectively.

As of December 31, 2017, the Company had total unrecognized compensation costs related to the 2degrees Option Plan of $0.6 million. The Company expects to recognize this cost over a weighted-average period of 0.6 years.